Supplement dated October 10, 2023 to the Initial Summary Prospectus, Updating Summary
Prospectus and Statutory Prospectus dated May 1, 2023 for the Pacific Advisory Variable
Annuity contracts issued by Pacific Life Insurance Company and Pacific Advisory
Variable Annuity contracts issued by Pacific Life & Annuity Company

The purpose of this supplement is to announce various underlying fund changes. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Updating Summary Prospectus, or Statutory Prospectus, as applicable, (collectively, the "Prospectus") for your Contract, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448 or (800) 748-6907 for New York contracts, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

The underlying fund information related to the Average Annual Total Return in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:
Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
		1 Year	5 Year	10 Year
LVIP JPMorgan Core Bond Fund Class 1 (formerly called JPMorgan Insurance Trust Core Bond Portfolio Class 1); Lincoln Investment Advisors Corporation	0.51%	-12.58%	0.13%	1.07%
LVIP JPMorgan Mid Cap Value Fund Class 1 (formerly called JPMorgan Insurance Trust Mid Cap Value Portfolio Class); Lincoln Investment Advisors Corporation	0.73%	-8.16%	6.00%	9.89%

Effective November 1, 2023, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:
Fund; Advisor (Subadvisor)	Current Expenses
Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P (formerly called PSF DFA Balanced Allocation Class P); Pacific Life Fund Advisors LLC	0.44%[1]
Pacific Select Fund ESG Diversified Portfolio Class P; Pacific Life Fund Advisors LLC	0.62%[1]
Pacific Select Fund ESG Diversified Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.59%[1]

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Form No. PAVASUP1023
                PAVANYSUP1023